Income tax expense (Details 1) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Timing Differences On Property & Equipment, Right Of Use Assets, Lease Obligations And Financing Costs	$ 1,784,071	$ 1,806,446	$ 1,726,603
Sred Expenditures	676,518	676,518	676,518
Foreign Tax Credit	285,772	285,772	285,772
Deferred Tax Assets	13,826,685	12,368,878	11,994,605
Intellectual Property	(2,247,441)	(2,638,099)	(3,028,757)
Less Valuation Allowance	(11,579,244)	(9,730,779)	(8,965,848)
Canada
Net Operating Losses Carried Forward	11,076,403	9,594,511	9,136,353
USA
Net Operating Losses Carried Forward	$ 3,921	$ 5,631	$ 169,359